Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38652
Entity Registrant Name	X Financial
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7-8F, Block A, Aerospace Science and Technology Plaza
Entity Address, Address Line Two	No. 168, Haide Third Avenue, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518067
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001725033
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Shenzhen, China
Auditor Firm ID	1186
Common Class A [Member]
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share **
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	195,953,607
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	97,600,000
Adr Member
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents six Class A ordinary shares, par value US$0.0001 per share*
Trading Symbol	XYF
Security Exchange Name	NYSE
Business Contact
Document and Entity Information
Entity Address, Address Line One	7-8F, Block A, Aerospace Science and Technology Plaza
Entity Address, Address Line Two	No. 168, Haide Third Avenue, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518067
Entity Address, Country	CN
City Area Code	86-755
Contact Personnel Name	Mr. Frank Fuya Zheng
Local Phone Number	8628 2977
Contact Personnel Email Address	frank.zheng@xiaoying.com
Common Stock [Member]
Document and Entity Information
Entity Common Stock, Shares Outstanding	293,553,607